Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Schedule of Variable Interest Entities

Assets and liabilities of the VIEs, included in the December 31, 2014 Consolidated Balance Sheet, consisted of the following:

December 31, 2014
(in thousands)
Receivables from affiliates	$3,484
Property, plant and equipment, net	$45,340
Other noncurrent assets	$3,665
Accounts payable and accrued liabilities	$490
Long-term debt, including current maturities of $8,422	$56,452
Other noncurrent liabilities	$1,190